Note 8 - Capital Assets	12 Months Ended
Jan. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
Note 8 - Capital Assets

	January 31,	January 31,
	2012	2011
Cost
Computer equipment and software	25,746	24,257
Furniture and fixtures	1,947	1,895
Leasehold improvements	3,086	2,914
Assets under construction	2,637	-
	33,416	29,066
Accumulated amortization
Computer equipment and software	19,851	17,822
Furniture and fixtures	1,700	1,630
Leasehold improvements	2,578	2,305
	24,129	21,757
	9,287	7,309

Computer equipment and software cost includes $0.3 million of assets recorded under capital leases as of January 31, 2012 ($0.3 million as of January 31, 2011). Included within depreciation expense in our consolidated statements of operations is amortization expense from assets under capital leases of $0.1 million for the year ended January 31, 2012 (January 31, 2010 - $0.1 million).

Pursuant to ASC Topic 350-40 “Intangibles – Goodwill and Other – Internal Use Software” we have capitalized $0.6 million of costs relating to the implementation of our SAP Enterprise Resource Planning System, included in the assets under construction category.

As discussed in Note 18, other charges include $0.4 million for write-off of redundant assets for the year ended January 31, 2011. The redundant assets represent computer software from our Belgian operations, acquired as part of the Porthus acquisition, which were made redundant as we continue to integrate Porthus into our operations.